CONVERTIBLE NOTES PAYABLE (Details Textual) (USD $)	1 Months Ended		3 Months Ended		12 Months Ended
	Oct. 20, 2014	Oct. 31, 2014	Jan. 31, 2015	Jan. 31, 2014	Oct. 31, 2014	Oct. 31, 2013
Short-term Debt [Line Items]
Debt Instrument, Convertible, Conversion Price	$ 0.20		$ 0.10			$ 0.15
Debt Conversion, Converted Instrument, Amount					$ 4,809,308	$ 0
Conversion of Stock, Shares Issued					12,000,000	0
Convertible Notes Payable, Current	150,000	60,000	60,000		60,000	280,000
Proceeds from Convertible Debt	95,000		935,000	0	95,000	0
Loan Processing Fee	55,000
Debt Conversion, Converted Instrument, Warrants or Options Issued	300,000
Common Stock, Par or Stated Value Per Share	$ 0.001	$ 0.001	$ 0.001		$ 0.001	$ 0.001
Shares Issued, Price Per Share	$ 0.17
Fair Value Assumptions, Risk Free Interest Rate	0.37%	0.50%
Fair Value Assumptions, Expected Dividend Rate	0.00%	0.00%
Fair Value Assumptions, Expected Volatility Rate	359.58%	356.68%
Fair Value Assumptions, Expected Term	2 years	2 years			1 year
Debt Conversion, Converted Instrument, Rate	65.00%
Derivative Liability Expenses					234,303	0
Gain On Settlement Of Debt						10,264
Debt Instrument, Convertible, Beneficial Conversion Feature	80,240					440,000
Debt Instrument, Unamortized Discount	150,000	0	0		0	0
Embedded Derivative, Fair Value of Embedded Derivative Liability	314,543	305,220			305,220
Change in Unrealized Gain (Loss) on Fair Value Hedging Instruments					9,323
Convertible Notes Payable, Noncurrent		2,605	265,024		2,605	0
Convertible Notes Payable						60,500
Amortization of Debt Discount (Premium)					0	440,000
Debt Instrument, Interest Rate, Stated Percentage			12.00%
Interest Expense, Debt, Total			14,399
Debt Instrument Interest Rate Stated Amount			11,955	0
Debt Instrument Remaining Unamortized Discount			691,441
Designated as Hedging Instrument [Member]
Short-term Debt [Line Items]
Proceeds from Convertible Debt			150,000
Fair Value Assumptions, Risk Free Interest Rate			0.47%
Fair Value Assumptions, Expected Dividend Rate			0.00%
Fair Value Assumptions, Expected Volatility Rate			359.42%
Fair Value Assumptions, Expected Term			1 year 8 months 12 days
Embedded Derivative, Fair Value of Embedded Derivative Liability			571,630
Interest Expense, Debt, Total			18,260
Debt Instrument Interest Rate Stated Amount			4,233	0
Debt Instrument Remaining Unamortized Discount			128,535
Embedded Derivative, Fair Value of Embedded Derivative, Net		305,220	266,410		305,220
Warrant [Member]
Short-term Debt [Line Items]
Conversion of Stock, Shares Issued			100,000	9,000	9,000	0
Fair Value Assumptions, Expected Dividend Rate	0.00%
Fair Value Assumptions, Expected Term	1 year 6 months
Maximum [Member]
Short-term Debt [Line Items]
Fair Value Assumptions, Risk Free Interest Rate	1.51%
Fair Value Assumptions, Expected Volatility Rate	124.65%
Maximum [Member] | Warrant [Member]
Short-term Debt [Line Items]
Fair Value Assumptions, Risk Free Interest Rate	1.51%
Fair Value Assumptions, Expected Volatility Rate	124.65%
Minimum [Member]
Short-term Debt [Line Items]
Fair Value Assumptions, Risk Free Interest Rate	0.94%
Fair Value Assumptions, Expected Volatility Rate	115.05%
Minimum [Member] | Warrant [Member]
Short-term Debt [Line Items]
Fair Value Assumptions, Risk Free Interest Rate	0.94%
Fair Value Assumptions, Expected Volatility Rate	115.05%
Debt Conversion One [Member]
Short-term Debt [Line Items]
Debt Instrument, Convertible, Conversion Price		$ 0.15			$ 0.15
Conversion of Stock, Shares Issued					1,366,666
Conversion of Stock, Amount Issued					205,000
Debt Conversion Two [Member]
Short-term Debt [Line Items]
Debt Instrument, Convertible, Conversion Price		$ 0.15			$ 0.15
Conversion of Stock, Shares Issued					100,000
Conversion of Stock, Amount Issued					15,000
Convertible Notes Payable, Current		60,000			60,000
Convertible Notes Payable And Accrued Interest To Common Stock [Member]
Short-term Debt [Line Items]
Debt Instrument, Convertible, Conversion Price						$ 0.15
Conversion of Stock, Shares Issued					1,466,666	2,166,666
Conversion of Stock, Amount Issued					220,000	325,000
Convertible Notes Payable, Current						280,000
Convertible Debt [Member]
Short-term Debt [Line Items]
Debt Conversion, Converted Instrument, Amount	14,760
Convertible Notes Payable, Current						615,264
Debt Conversion, Converted Instrument, Rate	7.50%
Derivative Liability Expenses					234,303	0
Non-Related Third Party Investors [Member]
Short-term Debt [Line Items]
Convertible Notes Payable						$ 605,000